Accounts Receivable (Tables)	6 Months Ended
Nov. 30, 2025
DiamiR Biosciences Corp. [Member]
Accounts Receivable (Tables) [Line Items]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	November 30, 2025	May 31, 2025
Contracts with customers	$42,391	$—
Management services revenue from Aptorum	88,700	—
Total	$131,091	$—